Advance to Suppliers - Schedule of Advance to suppliers (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Advance to Suppliers [Abstract]
Advance to suppliers	$ 3,414,484	$ 4,062,866
Less: provision for advances to suppliers	(496,442)	(184,139)
Advance to suppliers, net	$ 2,918,042	$ 3,878,727